Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related-Party Transactions [Abstract]
Loans to Principal Officers, Directors and Affiliates

Beginning balance	$52
New loans	673
Effect of changes in composition of related parties	(2)
Repayments	(11)
Ending balance	$712